AB Active ETFs, Inc.

AB International Low Volatility Equity ETF

Portfolio of Investments

February 28, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.4%
Financials – 27.2%
Banks – 13.7%
Bank Leumi Le-Israel BM	573,971	$7,624,130
DBS Group Holdings Ltd.	273,060	9,292,300
KBC Group NV	159,929	13,901,547
Mitsubishi UFJ Financial Group, Inc.	1,267,500	16,006,188
NatWest Group PLC	3,321,486	20,024,597
Nordea Bank Abp	1,067,480	14,040,687
Oversea-Chinese Banking Corp., Ltd.	1,557,080	19,867,547
Royal Bank of Canada	41,880	4,970,770
Sumitomo Mitsui Financial Group, Inc.	616,300	15,508,209
UniCredit SpA	295,704	15,564,210

		136,800,185

Capital Markets – 5.7%
Euronext NV	151,043	19,038,677
IG Group Holdings PLC	769,105	9,219,340
London Stock Exchange Group PLC	132,406	19,747,856
Singapore Exchange Ltd.	955,700	9,530,075

		57,535,948

Insurance – 7.8%
AIA Group Ltd. - Class H	817,600	6,245,154
Allianz SE (REG)	34,535	11,863,193
AXA SA	374,121	14,567,381
Medibank Pvt. Ltd.	2,950,456	7,981,123
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	24,349	13,841,536
NN Group NV(a)	256,223	12,998,506
Tryg A/S	488,758	10,700,889

		78,197,782

		272,533,915

Industrials – 17.7%
Aerospace & Defense – 3.1%
BAE Systems PLC	1,099,200	19,466,760
Safran SA	45,047	11,716,911

		31,183,671

Commercial Services & Supplies – 0.5%
Secom Co., Ltd.	141,100	4,819,282

Construction & Engineering – 2.4%
Stantec, Inc.	160,758	13,755,185
Vinci SA	87,749	10,138,875

		23,894,060

Electrical Equipment – 4.1%
ABB Ltd. (REG)	215,808	11,555,206
Prysmian SpA	275,280	16,330,058
Schneider Electric SE(a)	53,074	12,913,335

		40,798,599

Ground Transportation – 0.4%
Canadian National Railway Co.	45,211	4,603,485

Company	Shares	U.S. $ Value

Industrial Conglomerates – 1.2%
Hitachi Ltd.	500,400	$12,452,304

Professional Services – 4.4%
Experian PLC	105,238	4,987,690
MEITEC Group Holdings, Inc.	124,600	2,447,020
RELX PLC	432,301	20,782,577
Wolters Kluwer NV	100,635	15,447,882

		43,665,169

Trading Companies & Distributors – 1.6%
BOC Aviation Ltd. - Class H(b)	1,163,100	8,966,482
Brenntag SE	107,042	7,104,680

		16,071,162

		177,487,732

Health Care – 11.9%
Health Care Providers & Services – 1.8%
Fresenius SE & Co. KGaA	271,246	10,849,411
Galenica AG(a) (b)	77,748	6,954,019

		17,803,430

Pharmaceuticals – 10.1%
AstraZeneca PLC	104,795	15,792,081
Chugai Pharmaceutical Co., Ltd.	248,400	12,341,291
Haleon PLC	1,934,491	9,704,279
Hikma Pharmaceuticals PLC	233,745	6,357,309
Novartis AG (REG)	47,600	5,152,248
Novo Nordisk A/S - Class B	265,660	23,876,762
Recordati Industria Chimica e Farmaceutica SpA	133,237	7,524,163
Roche Holding AG	31,671	10,502,591
Sanofi SA(a)	90,625	9,835,935

		101,086,659

		118,890,089

Information Technology – 10.5%
IT Services – 2.6%
Amdocs Ltd.	72,906	6,361,049
BIPROGY, Inc.	394,800	11,236,585
Nomura Research Institute Ltd.	258,500	8,537,473

		26,135,107

Semiconductors & Semiconductor Equipment – 2.5%
ASML Holding NV	16,455	11,613,023
Taiwan Semiconductor Manufacturing Co., Ltd.	437,000	13,850,819

		25,463,842

Software – 5.0%
Constellation Software, Inc./Canada	5,085	17,603,514
Nice Ltd.(a)	19,633	2,852,842
SAP SE	106,107	29,276,209

		49,732,565

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 0.4%
Logitech International SA (REG)	37,614	$3,685,317

		105,016,831

Consumer Discretionary – 9.8%
Automobiles – 1.3%
Honda Motor Co., Ltd.	1,347,600	12,456,995

Diversified Consumer Services – 1.5%
Pearson PLC	891,368	15,281,005

Hotels, Restaurants & Leisure – 3.4%
Amadeus IT Group SA	159,026	12,026,951
Booking Holdings, Inc.	1,136	5,698,188
Compass Group PLC	475,579	16,605,416

		34,330,555

Household Durables – 2.0%
Open House Group Co., Ltd.	198,300	7,224,307
Sony Group Corp.	527,400	13,085,694

		20,310,001

Specialty Retail – 1.6%
Industria de Diseno Textil SA	285,125	15,419,567

		97,798,123

Consumer Staples – 8.2%
Beverages – 1.0%
Asahi Group Holdings Ltd.	837,600	10,355,014

Consumer Staples Distribution & Retail – 3.8%
Jeronimo Martins SGPS SA	124,607	2,690,316
Koninklijke Ahold Delhaize NV	315,819	11,157,512
Loblaw Cos. Ltd.	39,595	5,206,679
Tesco PLC	3,953,446	18,926,275

		37,980,782

Food Products – 1.6%
Glanbia PLC	642,870	7,407,923
Nestle SA (REG)	40,528	3,913,327
Salmar ASA	89,017	4,409,879

		15,731,129

Tobacco – 1.8%
Philip Morris International, Inc.	113,988	17,700,056

		81,766,981

Communication Services – 4.8%
Diversified Telecommunication Services – 2.8%
Deutsche Telekom AG (REG)	223,853	8,090,051
HKT Trust & HKT Ltd. - Class H	5,491,000	7,039,834
Koninklijke KPN NV	2,346,315	8,979,821
Telstra Group Ltd.	1,597,604	4,112,966

		28,222,672

Interactive Media & Services – 0.7%
Auto Trader Group PLC	748,694	7,311,717

Company	Shares	U.S. $ Value

Media – 1.3%
Informa PLC	1,181,945	$12,784,027

		48,318,416

Energy – 4.0%
Oil, Gas & Consumable Fuels – 4.0%
ENEOS Holdings, Inc.	1,608,100	8,525,240
Shell PLC	770,329	25,568,125
TotalEnergies SE	90,212	5,420,950

		39,514,315

Utilities – 2.8%
Electric Utilities – 1.2%
Enel SpA	1,683,711	12,360,735

Multi-Utilities – 1.6%
National Grid PLC	1,310,368	16,087,002

		28,447,737

Real Estate – 1.0%
Real Estate Management & Development – 1.0%
Mitsui Fudosan Co., Ltd.	1,160,100	10,007,830

Materials – 0.5%
Metals & Mining – 0.5%
Rio Tinto Ltd.	73,438	5,177,315

Total Common Stocks (cost $779,413,721)		984,959,284

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040(a) (c) (d) (cost $0)	9,807	0

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(e) (f) (g) (cost $12,565,244)	12,565,244	12,565,244

Total Investments – 99.7% (cost $791,978,965)(h)		997,524,528
Other assets less liabilities – 0.3%		3,071,592

Net Assets – 100.0%		$1,000,596,120

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	GBP	62,636	USD	76,331	03/13/2025	$(2,535,422)
Bank of America NA	USD	55,522	AUD	90,346	04/09/2025	674,718
Bank of America NA	SGD	46,890	USD	34,723	05/09/2025	(150,305)
Bank of America NA	USD	55,083	CHF	48,761	05/09/2025	(621,587)
Bank of America NA	USD	2,898	EUR	2,758	05/09/2025	(19,517)
Bank of America NA	TWD	348,893	USD	10,687	05/23/2025	56,307
Deutsche Bank AG	GBP	3,298	USD	4,076	03/13/2025	(76,427)
Deutsche Bank AG	USD	4,053	JPY	606,743	04/24/2025	(3,250)
Morgan Stanley Capital Services, Inc.	GBP	2,505	USD	3,163	03/13/2025	9,086
Morgan Stanley Capital Services, Inc.	GBP	3,859	USD	4,744	03/13/2025	(115,194)
Morgan Stanley Capital Services, Inc.	CAD	66,126	USD	45,479	04/11/2025	(503,838)
Morgan Stanley Capital Services, Inc.	USD	4,408	CAD	6,269	04/11/2025	(48,445)
Morgan Stanley Capital Services, Inc.	USD	15,882	SEK	175,976	04/16/2025	554,265
Morgan Stanley Capital Services, Inc.	JPY	519,679	USD	3,484	04/24/2025	15,307
Morgan Stanley Capital Services, Inc.	USD	3,198	JPY	474,201	04/24/2025	(33,394)
Morgan Stanley Capital Services, Inc.	USD	4,330	EUR	4,143	05/09/2025	(5,986)
NatWest Markets PLC	USD	3,122	GBP	2,471	03/13/2025	(10,541)
State Street Bank & Trust Co.	GBP	3,807	USD	4,733	03/13/2025	(60,930)
State Street Bank & Trust Co.	USD	3,217	SEK	34,857	04/16/2025	38,747
State Street Bank & Trust Co.	USD	70,936	JPY	10,681,802	04/24/2025	360,133
State Street Bank & Trust Co.	EUR	1,775	USD	1,871	05/09/2025	17,838
State Street Bank & Trust Co.	USD	1,870	EUR	1,775	05/09/2025	(17,497)

						$(2,475,932)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2025, the aggregate market value of these securities amounted to $15,920,501 or 1.6% of net assets.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued by the Adviser.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Affiliated investments.
(h)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $219,749,509 and gross unrealized depreciation of investments was $(16,679,878), resulting in net unrealized appreciation of $203,069,631.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

REG – Registered Shares

AB Active ETFs, Inc.

AB International Low Volatility Equity ETF

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks(a)	$984,959,284	$—	$—		$984,959,284
Warrants	—	—	0	(b)	—
Short-Term Investments	12,565,244	—	—		12,565,244

Total Investments in Securities	997,524,528	—	0	(b)	997,524,528
Other Financial Instruments(c):
Assets:
Forward Currency Exchange Contracts	—	1,726,401	—		1,726,401
Liabilities:
Forward Currency Exchange Contracts	—	(4,202,333)	—		(4,202,333)

Total	$997,524,528	$(2,475,932)	$0	(a)	$995,048,596

(a)	See Portfolio of Investments for sector classifications.

(b)	The Fund held securities with zero market value at period end.

(c)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$12,904	$85,787	$86,126	$12,565	$133